Fixed assets - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Jul. 24, 2014	Sep. 11, 2013	Mar. 20, 2013	Mar. 27, 2013	Sep. 10, 2014
Property Plant And Equipment [Line Items]
Number Of Vessels	30
Advances for vessels under construction - related party	$ 66,641	$ 0
Excess between the fair value of the contracted vessels and the contractual cash consideration	36,417	0	0
TEU	5,000
Vessels' impairment charge	0	0	43,178
Net proceeds from sale of vessel	0	32,192	21,299
Gain / (loss) on sale of vessel	0	(7,073)	1,296
Vessel carrying value	1,120,070	1,176,819
M/T Aristarchos (renamed M/T Aristotelis)
Property Plant And Equipment [Line Items]
Date of vessel acquisition / sale		Nov. 28, 2013
DWT	51,604	51,604
Year built		2013
Initial acquisition expenses		111
Purchase price		38,141
M/T Agamemnon II
Property Plant And Equipment [Line Items]
Date of vessel acquisition / sale		Nov. 05, 2013
DWT	51,238	51,238
Year built		2008
Net proceeds from sale of vessel		32,192
Gain / (loss) on sale of vessel		(7,073)
Vessel carrying value		38,923
Anax Container Carrier S.A.
Property Plant And Equipment [Line Items]
Fair value of vessels acquired						54,000
Thiseas Container Carrier S.A.
Property Plant And Equipment [Line Items]
Fair value of vessels acquired						54,000
Cronus Container Carrier S.A.
Property Plant And Equipment [Line Items]
Fair value of vessels acquired						54,000
Hercules Container Carrier S.A.
Property Plant And Equipment [Line Items]
Fair value of vessels acquired							54,000
Iason Container Carrier S.A.
Property Plant And Equipment [Line Items]
Fair value of vessels acquired								54,000
Master Agreement
Property Plant And Equipment [Line Items]
Number Of Vessels					5
Advances for vessels under construction - related party									30,224
Excess between the fair value of the contracted vessels and the contractual cash consideration				36,417
Fair value of vessels under construction acquired					347,917
Contracted price					311,500
Master Agreement Product Carriers
Property Plant And Equipment [Line Items]
Number Of Vessels					2
DWT					50,000
Master Agreement Post Panamax
Property Plant And Equipment [Line Items]
Number Of Vessels					3
TEU					9,100